Offerings - Offering: 1	Jul. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,294,140
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 129,414.00
Amount of Registration Fee	$ 17.87
Offering Note	Represents 1,294,140 shares of common stock being registered for resale by the selling stockholders named in the prospectus. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of common stock that may become issuable as a result of any stock split, stock dividend, recapitalization or similar transaction.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. The proposed maximum offering price per share is based on the fixed resale price of $0.10 per share at which the selling stockholders may sell the shares until the common stock is quoted on the OTCQB Venture Market, if at all.